Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 26.0	€ 21.4
Total non-current loans and borrowings	2,151.4	2,113.7
Borrowings	€ 2,177.4	2,135.1
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 7.1	6.5
Total non-current loans and borrowings	1,308.9	1,287.6
Gross | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	800.0	800.0
Less than one year | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	26.0	21.4
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(7.1)	(6.5)
Later than one year [member] | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	68.1	57.4
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(25.6)	(26.6)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ 0.0	€ (4.7)